Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 5,756,426	$ 1,409,016	$ 13,077,006	$ 3,135,712	$ 4,047,295	$ 1,017,916
Cost of sales	3,838,035	927,506	8,643,900	2,120,113	2,804,274	922,971
Gross profit	1,918,391	481,510	4,433,106	1,015,599	1,243,021	94,945
General and administrative expenses	4,330,735	2,759,153	9,826,443	8,420,275	19,494,857	1,906,027
Loss from Operations	(2,412,344)	(2,277,643)	(5,393,337)	(7,404,676)	(18,251,836)	(1,811,082)
Other income (expense)
Interest expense	499,800	(231,739)	(3,002,589)	(900,886)	(480,589)	(102,390)
Derivative expense	481,667		(3,576,192)		(93,638)
Change in fair value of derivative liabilities	1,547,185		2,181,955		(149,306)
Other expense					(160,568)
Loss on settlement of accounts payable		(364,472)	(2,542,073)	(369,668)	(433,400)
Total other income (expense) - net	2,528,653	(596,211)	(6,938,899)	(1,270,554)	(1,317,500)	(102,390)
Net Income (loss)	$ 116,309	$ (2,873,854)	$ (12,332,236)	$ (8,675,230)	$ (19,569,337)	$ (1,913,472)
Net Income (loss) per common share - basic and dilutive	$ 0.00	$ (0.08)	$ (0.05)	$ (0.28)	$ (0.48)	$ (0.07)
Weighted average number of common shares outstanding during the period - Basic and Dilutive	326,088,629	35,923,947	225,410,157	30,473,190	41,141,549	25,914,615